Investment in associates (Tables)	12 Months Ended
Dec. 31, 2019
Investment in associates
Schedule of associate financial information

The following table illustrates summarized financial information of the Group’s investment in JSC Tochka associate:

	As of	As of
	December 31,	December 31,
	2018	2019
Associates’ statement of financial position:
Non-current assets	149	1,199
Current assets	1,836	2,019
including cash and cash equivalents	1,326	995
Non-current financial liabilities	—	(337)
Current liabilities	(183)	(397)
including financial liabilities	(183)	(314)
Net assets	1,802	2,484
Carrying amount of investment in associates (45%) of net assets	812	1,118

Associate’ revenue and net income for the years ended December 31 was as follows:

	2018	2019
Revenue	4	5,534
Cost of revenues	(3)	(289)
Other income and expenses, net	(85)	(4,565)
including personnel expenses	(1)	(2,147)
including depreciation and amortization	(1)	(129)
Total net profit/(loss)	(84)	680
Group’s share (45%) of total net profit/(loss)	(38)	306